Profit before taxation	12 Months Ended
Dec. 31, 2024
Profit Before Taxation [Abstract]
Profit before taxation

6	Profit before taxation

	Note	2024 € '000s	2023 € '000s	2022 € '000s
Profit before taxation is derived after charging the following:
Amortization of intangible assets	10	63,718	69,076	55,347
Depreciation of property, plant and equipment	12	6,874	6,228	5,337
Depreciation of right-of-use asset	13	7,117	6,885	6,045
Foreign exchange losses		27,663	38,025	43,683
Direct and marketing expenses in the Consolidated Statement of Profit or Loss and Comprehensive Income are broken down as follows:

	2024 € '000s	2023 € '000s	2022 € '000s
Direct and marketing expenses
Gaming tax, license costs and other tax	178,155	127,189	67,951
Processing & Fraud Costs	202,594	196,533	197,394
Royalties	221,319	198,315	178,203
Staff costs and related expense[1]	133,240	158,107	130,305
Other operational costs	102,814	72,325	50,137
Foreign exchange losses (excluding foreign exchange on processing)	17,309	17,367	12,550
Marketing Expenses	414,486	367,034	342,760
	1,269,917	1,136,870	979,300
[1] Staff costs and related expenses includes certain consultant costs, staff entertainment and recruitment fees.

6	Profit before taxation (continued)
General and Administration expenses in the Consolidated Statement of Profit or Loss and Comprehensive Income are broken down as follows:

	2024 € '000s	2023 € '000s	2022 € '000s
General and administrative expenses
Staff costs and related expenses[2]	61,921	44,485	68,311
Technical and Infrastructure costs	48,286	51,627	31,149
Audit and professional fees	26,610	30,605	24,309
Other administrative costs	25,440	21,436	20,315
	162,257	148,153	144,084
[2] Staff costs and related expenses includes staff entertainment and recruitment fees.
Direct and marketing expenses and general and administrative expenses in the Consolidated Statement of Profit or Loss and Comprehensive Income are exclusive of depreciation and amortization expenses. The depreciation and amortization expense attributable to each of these is as follows:

	2024 € '000s	2023 € '000s	2022 € '000s
Amount attributable to General and administrative expenses	13,991	13,113	11,382
Amount attributable to Direct and marketing expenses	63,718	69,076	55,347
	77,709	82,189	66,729
Direct and marketing expenses as disclosed on the Consolidated Statement of Profit or Loss and Other Comprehensive Income includes the Group’s cost of revenues. Cost of revenues for the year includes gaming tax, license costs, processing costs, fraud costs and royalties which amounts to €602.1 million (2023: €522.0 million), (2022: €443.5 million).
In relation to the Transaction noted in note 24, the Group incurred €23.0 million in transaction costs in 2022, which have been included in Transaction fees.